Loans and Allowance for Loan Losses - Schedule of Acquisition of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Notes And Loans Receivable [Line Items]
Accretable yield	$ 926	$ 2,261		$ 83	$ 83
Heritage Bancorp Inc
Accounts Notes And Loans Receivable [Line Items]
Contractual required payments			$ 26,627
Non-accretable difference (expected loss)			15,027
Cash flows expected to be collected at acquisition			11,600
Accretable yield			1,850
Basis in acquired Heritage PCI loans			$ 9,750